Financial Instruments - Summary of Remaining Contractual Maturities of Available-for-sale Debt Securities (Detail) $ in Thousands	Sep. 30, 2019 USD ($)
Fair Value Disclosures [Abstract]
Due within one year	$ 95,445
One to two years	23,289
Three years or more	4,011
Total	$ 122,745